TRADE AND OTHER PAYABLES (Details 1) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade and Other Payables
Beginning balance	$ 687,000	$ 916,000
Interest expense	67,000	67,000
Effect of modification to lease term	0	(284,000)
Lease payments	(196,000)	(267,000)
Lease recognition	10,000	268,000
Lease settlement	0	(5,000)
Foreign currency translation difference	45,000	(8,000)
Ending balance	613,000	687,000
Current portion	150,000	126,000
Non-current portion	463	561
Total	$ 613,000	$ 687,000